UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Cash flows from operating activities
Net loss	¥ (52,990)	$ (7,396)	¥ (46,515)	¥ 1,612
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	937	131	2,676
Amortization	7,594	1,060	9,385
Deferred income taxes	(8,869)	(1,238)	(4,861)
Gain on disposals of intangible assets	(5,744)	(802)	(7,023)
Changes in fair value of short-term investment			4,465
Others	202	27	1,074
Changes in operating assets and liabilities:
Amounts due from a related party			253
Amounts due to a related party	(1,080)	(151)	2,430
Accounts receivable	(49,921)	(6,969)	32,888
Prepayments and other current assets	(3,442)	(480)	(7,872)
Other non-current assets	38,161	5,327	3,174
Accounts payable	42,927	5,992	(4,819)
Accrued expenses and other current liabilities	(215)	(30)	(45,615)
Lease liabilities	149	21	204
Income taxes payable	876	122	326
Other non-current liabilities	(9,917)	(1,384)	18,342
Net cash used in operating activities	(41,332)	(5,770)	(41,488)
Cash flows from investing activities
Purchase of short-term investments			(530)
Proceeds from sales of short-term investments			530
Proceeds from refund of short-term investments			863
Other investing activities	190	27	204
Purchase of property and equipment	(63)	(9)	(353)
Acquisitions of intangible assets	(2,972)	(415)	(2,030)
Proceeds from disposals of intangible assets	9,704	1,355	12,418
Net cash provided by investing activities	6,859	958	11,102
Cash flows from financing activities
Proceeds from short-term debt	297,802	41,572	303,992
Repayments of short-term debt	(292,404)	(40,818)	(292,584)
Repayments of long-term debt	(2,769)	(387)	(1,013)
Proceeds from issuance ordinary shares			14,241
Net cash provided by financing activities	2,629	367	24,636
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(203)	(28)	138
Net decrease in cash, cash equivalents and restricted cash	(32,047)	(4,473)	(5,612)
Cash, cash equivalents and restricted cash, at the beginning of period	65,118	9,090	46,456	46,456
Cash, cash equivalents and restricted cash, at the end of period	33,071	4,617	40,844	¥ 65,118
Supplemental disclosures of cash flow information:
Interest paid	1,345	188	2,096
Income tax paid	¥ 322	$ 45	¥ 417